Stockholders' Equity	6 Months Ended
Jun. 30, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 17. Stockholders’ Equity

The following tables represent changes in stockholders’ equity that are attributable to Starwood’s stockholders and non-controlling interests for the three and six month periods ending June 30, 2012 (in millions):

		Equity Attributable to Starwood Stockholders
	Total	Common Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Equity Attributable to Noncontrolling Interests
Balance at March 31, 2012	$3,168	$2	$1,005	$(309)	$2,465	$5
Net income (loss)	122	—	—	—	122	—
Equity compensation activity and other	55	—	55	—	—	—
Share repurchases	(61)	—	(61)	—	—	—
Other comprehensive income (loss)	(49)	—	—	(49)	—	—

Balance at June 30, 2012	$3,235	$2	$999	$(358)	$2,587	$5

		Equity Attributable to Starwood Stockholders
	Total	Common Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Equity Attributable to Noncontrolling Interests
Balance at December 31, 2011	$2,955	$2	$963	$(348)	$2,337	$1
Net income (loss)	250	—	—	—	250	—
Equity compensation activity and other	101	—	97	—	—	4
Share repurchases	(61)	—	(61)	—	—	—
Other comprehensive income (loss)	(10)	—	—	(10)	—	—

Balance at June 30, 2012	$3,235	$2	$999	$(358)	$2,587	$5

Share Issuances and Repurchases. During the three and six months ended June 30, 2012, the Company issued approximately 1,210,000 and 1,954,000 Company common shares, respectively, as a result of stock option exercises. During the three months ended June 30, 2012, the Company repurchased 1,248,278 common shares at an average price of $49.07 for a total cost of approximately $61 million. Through July 20, 2012, the Company repurchased an additional 797,538 common shares at an average price of $49.39. These shares are included in the number of shares outstanding as of June 30, 2012. As of June 30, 2012, $189 million remained available under the share repurchase authorization previously approved by the Company’s Board of Directors.